Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Schedule of future minimum lease payments under non-cancellable operating leases

Years ending	RMB	US$
2019	23,838,499	3,467,166
2020	20,777,968	3,022,030
2021	18,294,107	2,660,768
2022	11,836,823	1,721,595